Note 11 - Derivative Liabilities (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of changes in the fair market value of the derivative liability
Derivative liability - beginning balance	$ 356,608	$ 0
Increase in derivative value due to issuances of convertible promissory notes	167,464	376,957
Increase in derivative value attributable to tainted warrants		64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	(52,351)	(26,101)
Debt conversions	(181,319)	(58,478)
Derivative liability - ending balance	$ 290,402	$ 356,608